SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Conversion Feature Derivative Liability (Details) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Summary Of Significant Accounting Policies - Schedule Of Conversion Feature Derivative Liability Details
Balance at January 1, 2012			$ 6,295,400
Reclassification of derivative liability to equity			7,750,289		7,750,289
Change in fair value of derivative liability			(1,454,889)		5,447,917
Balance at June 30, 2012